Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 07, 2014
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	6.00%
Employer contributions	$ 20,355	$ 20,952	$ 20,439
Defined Contribution Pension Plan 401(k)
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage matches	50.00%
Participant's contributions percentage of annual compensation	6.00%
Deferred salary arrangement employer contribution	$ 14,946	$ 15,223	$ 12,802
Foreign Plan | Pension Plan | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	(300)
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 0
Retirement period used as a basis to estimate expected cash flows	10 years
Expected long-term rate of return after application of a market value reduction factor (per annum)	2.00%
Contribution to pension fund in the year ending December 31, 2018	$ 100
Foreign Plan | Pension Plan | United Kingdom | iboxx Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan bond maturity period	15 years
Basis point increase in benefits obligation discount rate	10.00%
Foreign Plan | Pension Plan | United Kingdom | Gilts
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	75.00%
Foreign Plan | Pension Plan | United Kingdom | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	25.00%
Foreign Plan | Pension Plan | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 69
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 8
Retirement period used as a basis to estimate expected cash flows	10 years
Contribution to pension fund in the year ending December 31, 2018	$ 100
Foreign Plan | Pension Plan | Switzerland | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of common stock acquired				100.00%